Summary prospectus

Equity mutual fund

Nomura Growth and Income Fund

(formerly, Macquarie Growth and Income Fund)

Nasdaq ticker symbols
Class A	FGINX
Institutional Class	FGIPX
Class R6	FGIQX

January 29, 2026

Before you invest, you may want to review the Fund’s statutory prospectus (and any supplements thereto), which contains more information about the Fund and its risks. You can find the Fund’s statutory prospectus and other information about the Fund, including its statement of additional information and most recent reports to shareholders, online at nomuraassetmanagement.com/literature. You can also get this information at no cost by calling 800 523-1918. The  Fund’s statutory prospectus and statement of additional information, both dated January 29, 2026 (and any supplements thereto), are incorporated by reference into this summary prospectus.

Summary prospectus
Nomura Growth and Income Fund, a series of Delaware Group® Equity Funds IV (formerly, Macquarie Growth and Income Fund)

What is the Fund’s investment objective?

Nomura Growth and Income Fund seeks long-term growth of capital and current income.

What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Nomura  Funds (formerly, Macquarie Funds). More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)

Class	A	Inst.	R6
Maximum sales charge (load) imposed on purchases as a percentage of offering price.......................	5.75%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower.............................	none[1]	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	Inst.	R6
Management fees................................	0.60%	0.60%	0.60%
Distribution and service (12b-1) fees...................	0.25%	none	none
Other expenses..................................	0.17%	0.17%	0.09%[2]
Total annual fund operating expenses..................	1.02%	0.77%	0.69%
Fee waivers and expense reimbursements...............	none[3]	none[3]	none[3]
Total annual fund operating expenses after fee waivers and expense reimbursements..........................	1.02%	0.77%	0.69%
1	A 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase.
2	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”
3	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.77% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.69% of the Fund’s Class

R6 shares’ average daily net assets, from January 29, 2026 through January 28, 2027. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	A	Inst.	R6
1 year...........................................	$673	$79	$70
3 years..........................................	$881	$246	$221
5 years..........................................	$1,106	$428	$384
10 years.........................................	$1,751	$954	$859

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

The Fund primarily invests in common stocks that offer the potential for capital growth, current income or both. The Fund primarily invests in common stocks of large-size companies. The Fund may also invest in mid- and small-size companies.

The Fund seeks to generate income by investing primarily in dividend paying companies. The Fund may also own convertible securities. Convertible securities are usually preferred stocks or corporate bonds that can be exchanged for a set number of shares of common stock at a predetermined price. These securities offer higher appreciation potential than nonconvertible bonds and greater income potential than nonconvertible preferred stocks. The Fund may also invest in real estate investment trusts (REITs) and income-generating equity securities. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests.

Macquarie Investment Management Global Limited (MIMGL) serves as the Fund’s sub-advisor and manages the Fund’s assets.

Summary prospectus
Nomura Growth and Income Fund, a series of Delaware Group® Equity Funds IV

Using a systematic bottom-up approach, the Fund seeks to select securities that have above-average yields coupled with a demonstrated business quality, as seen through superior profitability, balance sheet strength, earnings stability and corporate sustainability. Stocks also need to have reasonable company valuations relative to their current growth prospects, and their peer group. All of these factors give insight into the outlook for a company, and identify companies poised for sustainable growth. Sustainable growth, if it occurs, may result in price appreciation for the company’s stock.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Industry and sector risk — The risk that the value of securities in a particular industry or sector will decline because of changing expectations for the performance of that industry or sector.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

How has Nomura Growth and Income Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The Fund adopted the performance of the First Investors Growth & Income Fund  (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on October 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization.  The returns shown for periods ending on or prior to October 4, 2019 reflect the performance and expenses of the Predecessor Fund. The Predecessor Fund was reorganized into the Fund after the close of business on October 4, 2019. The returns shown for periods after October 4, 2019 reflect the performance and expenses of the Fund. As of January 29, 2021, the Fund is sub-advised by MIMGL. The historical returns prior to that date do not reflect this change.

You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at nomuraassetmanagement.com/performance.

Calendar year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A’s  highest quarterly return was 17.14% for the quarter ended December 31, 2022, and its lowest quarterly return was -26.47% for the quarter ended March 31, 2020. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Summary prospectus
Nomura Growth and Income Fund, a series of Delaware Group® Equity Funds IV

Average annual total returns for periods ended December 31, 2025

	1 year	5 years	10 years
Class A return before taxes.........................	21.79%	14.49%	11.03%
Class A return after taxes on distributions...............	18.83%	11.90%	7.84%
Class A return after taxes on distributions and sale of Fund shares.......................................	14.90%	11.01%	7.92%
Institutional Class return before taxes..................	29.53%	16.14%	12.01%
Class R6 return before taxes........................	29.67%	16.22%	12.08%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes).....................................	17.37%	13.59%	14.59%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)..............................	15.91%	11.33%	10.53%

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Nomura  Investment Management Business Trust (a Delaware statutory trust)

Sub-advisor

Macquarie Investment Management Global Limited serves as sub-advisor for the Fund. MIMGL is primarily responsible for the day-to-day management of the Fund’s  portfolio.

Portfolio managers	Title with MIMGL	Start date on the Fund
Benjamin Leung, CFA	Managing Director, Head of Systematic Investments, Portfolio Manager	January 2021
Samir Vanza	Managing Director, Head of Quantitative Research, Portfolio Manager	August 2024

Employees of the Manager’s  affiliates outside the US participate in the management of certain funds as “associated persons” of the Manager  under the Manager’s oversight, in accordance with SEC guidance as to “participating affiliate” arrangements. These associated persons may, on behalf of the Manager, provide discretionary investment management services, trading, research and related services directly or indirectly to the Fund.

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial intermediary; through the Fund’s website at nomuraassetmanagement.com/account-access; by calling 800 523-1918; by regular mail (c/o Nomura  Funds, P.O. Box 534437, Pittsburgh, PA 15253-4437); by overnight courier service (c/o Nomura Funds Service Center, Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262); or by wire.

For Class A shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100.  The minimum initial investment for IRAs, Uniform Gifts/Transfers to Minors Act accounts, direct deposit purchase plans, and automatic investment plans is $250 and through Coverdell Education Savings Accounts is $500, and subsequent investments in these accounts can be made for as little as $25. For  Institutional Class and Class R6 shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in this Prospectus under “Choosing a share class” and on the Fund’s website. We may reduce or waive the minimums or eligibility requirements in certain cases.

Please refer to the “About your account” section of the Fund’s Prospectus for more details regarding the purchase and sale of Fund shares.

Tax information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the  Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

This page intentionally left blank

SMPR-Q7V 1/26